OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2022
Other Liabilities Disclosure [Abstract]
SCHEDULE OF OTHER ACCOUNT LIABILITIES
	December 31,
	2022	2021

Employees and related institutions	96,516	199,008
Accrued expenses	132,208	141,799
Operating lease liabilities	66,311	42,747
	295,035	383,554